SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 08, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 03, 2024	Feb. 23, 2023
Cash equivalents		$ 0		$ 0		$ 0	$ 0
Dilutive shares of common stock from warrants				607,500	653,000	632,900	663,500
Unrecognized tax benefits						$ 0	$ 0
Revenue		$ 2,500		$ 2,500		2,500
Deferred revenue						$ 7,500
Reverse stock split	1:10 reverse stock split
Common stock par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Shares issued for services				30,000
Orocidin A/S [Member]
Ownership percentage		95.00%		95.00%				95.00%	95.00%